RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 - Reconciliation of Net Investment Gain (Details) - EBP 013 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net Investment Gain from Plan’s Interest in Commingled Trust per the Financial Statements	$ 39,785
Plan's Interest in Commingled Trust
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net Investment Gain from Plan’s Interest in Commingled Trust per the Financial Statements	39,785
Impact of Reflecting Fully Benefit-Responsive Investment Contracts at Fair Value	898
Net Investment Gain from Plan’s Interest in Commingled Trust per the Form 5500	$ 40,683